SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The Company's consolidated financial statements have been prepared on a cost basis, except for financial instruments which are measured at fair value through profit or loss.

b.	The Company's operating cycle is one year.

c.
Consolidated financial statements include the financial statements of companies that the Company controls (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its investment with the investee and has the ability to affect those returns through its power over the investee.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all entities in the Group. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

Functional currency, reporting currency and foreign currency
d.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the U.S. dollar.

The Company determines the functional currency based on the currency in which it primarily generates and expends cash. The Company determined that its functional currency is the U.S. dollar since most of the Company's expenses are in U.S. dollars and the economic environment in which the Company operates in and performs its transactions is mostly affected by the U.S dollar. A certain portion of the Company's costs are denominated in NIS mainly due to payroll and related benefit costs incurred in Israel. To further support the Company's determination, the Company has analyzed the currency in which funds from financing activities are generated or held and the currency in which receipts from operating activities are usually retained. In this respect, funds from financing activities were principally derived from significant funds raised in U.S. dollars including the public offering completed in 2014, the follow-on offering completed in 2017 and  U.S governmental funds.

The Company operates and plans its activities in U.S. dollars and accordingly its periodic budgets and internal management reports are prepared and monitored using the U.S. dollar as the primary currency and provides the basis for the determination of share-based compensation.

The functional currency of the Company's subsidiary in Germany has been determined to be its local currency - the EURO. Assets and liabilities of this subsidiary are translated at year end exchange rates and its statement of operations items are translated using the actual exchange rates at the dates of which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate on the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss.

Cash equivalents
e.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short‑term bank deposits with an original maturity of three months or less from the date of deposit.

Short-term bank deposits
f.	Short-term bank deposits:
Short-term bank deposits have a maturity of more than three months, but less than one year, from the deposit date.
Inventories
g.	Inventories:

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

Raw materials	-	At cost of purchase using the first-in, first-out method.

Finished goods	-	On the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on practical capacity.

Participation by governments support
h.	Participation by governments support:

(i)  Israeli Innovation Authority grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attendant conditions.

Research and development grants received from the Israeli Innovation Authority ("IIA"), formerly the Office of the Chief Scientist in Israel ("OCS"), are recognized upon receipt as a liability if future economic benefits are expected from the project that will result in royalty-bearing sales. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37, "Provisions, Contingent Liabilities and Contingent Assets" ("IAS 37").

A liability for the grant is first measured at fair value using a discount rate that reflects a market interest rate. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a deduction from research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability.

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid based on its best estimate of future sales and, if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

(ii) Funding by BARDA:

Non-royalty bearing funds from BARDA for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

Leases
i.	Leases:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17.

Operating leases:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Company are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property, plant and equipment, net
j.	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with the plant and equipment.

Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:

%
Office furniture	6 - 15
Electronic machinery and laboratory equipment	15 - 20
Computers	33
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight‑line basis over the shorter of the lease term (including the renewal option held by the Company which is expected to be exercised) and the expected life of the improvement.

Intangible assets, net
k.	Intangible assets, net:

Separately acquired intangible assets with finite useful life are measured on initial recognition at cost.

Intangible assets are amortized over their useful life using the straight‑line method beginning in the period in which the intangible assets generates net cash inflows to the Company. The useful life is over the length of the patent or knowledge life. The intangible assets are reviewed for impairment at each reporting date until they begin generating net cash inflows and subsequently whenever there is an indication that the asset may be impaired.

Revenue recognition
l.	Revenue recognition

The Company currently generates revenues from direct and indirect sales of its innovative biopharmaceutical product, NexoBrid, to burn centers and hospital burn units in Europe and Israel as well as to local distributors in other countries. Revenues are recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenues can be reliably measured, regardless of when the payment is being made. Revenues are measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty and net of returns and allowances, trade discounts and volume rebates.

Revenues from the sale of products are recognized when all the significant risks and rewards of ownership of the products have passed to the buyer and the seller no longer retains continuing managerial involvement. The delivery date of the products is usually the date of which ownership passes.

Revenues from distributors agreements which comprised of multiple elements (including license to access the Company's intellectual property and exclusive distribution rights), provide for varying consideration terms, such as upfront payments and milestone payments, are recognized when the criteria for revenue recognition have been met and only to the extent of the consideration that is not contingent upon completion or performance of future services under the contract. The Company concluded that the components do not have "stand alone value" to the customer and accordingly they are accounted for  as one unit of account. Consequently, revenues from these components are recognized on the straight line basis over the license period.

Deferred revenues include unearned amounts received from customers not yet recognized as revenues.

Research and development expenses
m.	Research and development expenses:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, research and development expenses are recognized in profit or loss when incurred.

Impairment of non-financial assets
n.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non‑financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash‑generating unit to which the asset belongs, and is calculated based on the projected cash flows that will be generated by the cash generating unit.

An impairment loss of an asset, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, may not increase the value above the lower of (i) the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and (ii) its recoverable amount.

Financial instruments
o.	Financial instruments:

1.	Financial assets:

Financial assets within the scope of IAS 39, are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

Receivable:

The Company has receivables that are financial assets with fixed or determinable payments that are not quoted in an active market.

2.	Financial liabilities:

Financial liabilities within the scope of IAS 39 are initially measured at fair value.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

Financial liabilities measured at amortized cost:

Loans and other contingent liabilities are measured at amortized cost using the effective interest method taking into account directly attributable transaction costs.

3.	Fair value:

The fair value of financial instruments that are traded in an active market is determined by reference to market prices at the end of the reporting period. For financial instruments where there is no active market, fair value is determined using valuation techniques. Such techniques include using recent arm's length market transactions; reference to the current market value of another instrument which is substantially the same; discounted cash flow or other valuation models.

4.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

5.          Classification of financial instruments by fair value hierarchy:

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

6.	De-recognition of financial instruments:

a)	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b)	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

7.	Contingent consideration for purchase of shares:

The contingent consideration liability for purchase of shares is measured at fair value and initially recorded against equity. Subsequent changes in the fair value are recognized in profit or loss.

Provisions
p.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate can be made of it.

Short-term employee benefits and severance pay liability, net
q.	Short-term employee benefits and severance pay liability, net:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The Company has liabilities for severance pay for its employees in several of EU jurisdictions and in Israel.

Post-employment benefit plans in Israel are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.  The Company has defined contribution plans for Israeli employees pursuant to the Severance Pay Law into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

Share-based compensation
r.	Share-based compensation:

Certain Company employees and directors are entitled to remuneration in the form of equity-settled share-based compensation.

Equity-settled transactions

The cost of equity-settled transactions with employees is measured at the fair value of their equity instruments granted at grant date. The fair value is determined using the binomial option pricing model.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award.

Discontinued operation
s.	Discontinued operation:

A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale. Disposal group to be abandoned meets the criteria for being a discontinued operation at the date of which it ceases to be used. The operating results relating to the discontinued operation are separately presented in the consolidated statements of comprehensive income.

Loss per share
t.	Loss per share:

Loss per share is calculated by dividing the loss attributable to Company shareholders by the weighted average number of outstanding ordinary shares during the period. Potential ordinary shares are only included when their conversion decreases income per share or increases loss per share from continuing operation.

Furthermore, potential ordinary shares converted during the period are included in diluted loss per share only until the conversion date and from that date in basic loss per share.

Reclassification
u.	Reclassification:

Certain amounts previously reported in the consolidated financial statements have been reclassified to conform to current year presentation. Such reclassifications did not affect net loss, shareholders’ equity or cash flows.